Taxation	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Taxation	Taxation

Taxation charge

	$ million
	2023	2022	2021
Current tax:
Charge in respect of current period	13,066	16,383	7,254
Adjustments in respect of prior periods	(422)	(947)	(719)
Total	12,644	15,436	6,535
Deferred tax:
Relating to the origination and reversal of temporary differences, tax losses and credits	(305)	5,196	2,971
Relating to changes in tax rates and legislation	242	785	10
Adjustments in respect of prior periods	410	524	(317)
Total	347	6,505	2,664
Total taxation charge	12,991	21,941	9,199
Adjustments in respect of prior periods relate to events in the current period and reflect the effects of changes in rules, facts or other factors compared with those used in establishing the current tax position or deferred tax balance in prior periods.
Adjustments in respect of changes in tax rates and legislation in 2022 principally relate to the introduction of the UK Energy Profits Levy Act 2022 (EPL) on July 14, 2022.
On December 20, 2021, the OECD/G20 Inclusive Framework on BEPS released the Pillar Two Model Rules aimed to address the tax challenges of the digitalisation of the economy. The Pillar Two rules are designed to ensure large multinational enterprises (meeting certain conditions) pay a minimum level of tax on the income arising in each jurisdiction where they operate. On June 20, 2023, the UK substantively enacted Pillar Two. Shell has established a Group-wide Pillar Two Project, with oversight from senior executives, to prepare and implement these new tax rules.
Shell has applied the exception, as set out in the amendments to IAS 12, to recognising and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes. The adoption of Pillar Two by the jurisdictions in which Shell operates is not expected to have a significant impact (see also Note 2).

Reconciliation of applicable tax charge at statutory tax rates to taxation charge

			$ million
	2023	2022	2021
Income before taxation	32,627	64,815	29,829
Less: share of profit of joint ventures and associates	(3,725)	(3,972)	(4,097)
Income before taxation and share of profit of joint ventures and associates	28,902	60,843	25,732
Applicable tax charge at standard statutory tax rates	11,921	22,170	10,097
Adjustments in respect of prior periods	(12)	(424)	(1,036)
Tax effects of:
Expenses not deductible for tax purposes	1,225	849	893
Incentives for investment and development	(553)	(1,388)	(467)
Derecognition/(recognition) of deferred tax assets	243	(457)	(113)
Changes in tax rates and legislation	242	785	10
Income not subject to tax at standard statutory rates	(213)	234	90
Disposals	(113)	39	(328)
Exchange rate differences	89	(102)	53
Other reconciling items	162	235	—
Taxation charge	12,991	21,941	9,199
Weighted average of statutory tax rates [A]	41%	36%	39%
Effective tax rate based on income before taxation [B]	40%	34%	31%
Effective tax rate based on income before taxation excluding share of profit of joint ventures and associates [C]	45%	36%	36%
[A]The weighted average of statutory tax rates is calculated by dividing the applicable tax charge at standard statutory tax rates by Income before taxation and share of profit of joint ventures and associates.
[B]The effective tax rate based on income before taxation is calculated by dividing Taxation charge by Income before taxation.
[C]The effective tax rate based on income before taxation excluding share of profit of joint ventures and associates is calculated by dividing Taxation charge by Income before taxation and share of profit of joint ventures and associates.
22. Taxation continued
Compared with 2022, the increase in the weighted average of statutory tax rates reflects a higher proportion of earnings mainly in the Upstream segment subject to relatively higher tax rates.

2023 – Deferred tax

								$ million
Deferred tax asset	Decommissioning and other provisions		Property, plant and equipment		Tax losses and credits carried forward	Retirement benefits	Other	Total
At January 1, 2023	6,049		4,290		6,446	1,977	4,827	23,589
(Charge)/credit to income	61		(680)		(2,025)	27	557	(2,060)
Currency translation differences	89		18		66	28	(11)	190
Other comprehensive income	—		—		(5)	104	23	122
Other movements	1,378	[A]	(2,044)	[A]	(202)	(386)	(964)	(2,218)
At December 31, 2023	7,577		1,584		4,280	1,750	4,432	19,623
Deferred tax liability
At January 1, 2023			(24,818)			(3,189)	(3,953)	(31,960)
Credit/(charge) to income			2,109			(228)	(168)	1,713
Currency translation differences			(173)			227	—	54
Other comprehensive income			(3)			(90)	(3)	(96)
Other movements			889			400	484	1,773
At December 31, 2023			(21,996)			(2,880)	(3,640)	(28,516)
Net deferred tax liability at December 31, 2023								(8,893)
Deferred tax asset/(liability) as presented in the balance sheet at December 31, 2023
Deferred tax asset								6,454
Deferred tax liability								(15,347)
[A]Includes the impact of the IAS 12 amendments Deferred Tax related to Assets and Liabilities arising from a Single Transaction. (See Note 2).

2022 – Deferred tax

						$ million
Deferred tax asset	Decommissioning and other provisions	Property, plant and equipment	Tax losses and credits carried forward	Retirement benefits	Other	Total
At January 1, 2022	6,562	4,993	10,518	2,744	4,545	29,362
(Charge)/credit to income	(217)	(1,261)	(3,434)	(66)	160	(4,818)
Currency translation differences	(303)	(63)	(426)	(40)	(109)	(941)
Other comprehensive income	—	—	18	(618)	70	(530)
Other movements	7	621	(230)	(43)	161	516
At December 31, 2022	6,049	4,290	6,446	1,977	4,827	23,589
Deferred tax liability
At January 1, 2022		(23,144)		(2,736)	(3,603)	(29,483)
(Charge)/credit to income		(1,503)		93	(277)	(1,687)
Currency translation differences		380		287	170	837
Other comprehensive income		4		(870)	18	(848)
Other movements		(555)		37	(261)	(779)
At December 31, 2022		(24,818)		(3,189)	(3,953)	(31,960)
Net deferred tax asset at December 31, 2022						(8,371)
Deferred tax asset/(liability) as presented in the balance sheet at December 31, 2022
Deferred tax asset						7,815
Deferred tax liability						(16,186)
The presentation in the balance sheet takes into consideration the offsetting of deferred tax assets and deferred tax liabilities within the same tax jurisdiction, where this is permitted. The overall deferred tax position in a particular tax jurisdiction determines if a deferred tax balance related to that jurisdiction is presented within deferred tax assets or deferred tax liabilities.
22. Taxation continued
Other movements in deferred tax assets and liabilities relates to acquisitions, sales of non-current assets and businesses.
The deferred tax category Other primarily includes deferred tax positions in respect of leases, financial assets and liabilities, inventories, intangible assets other than goodwill and investments in subsidiaries, joint ventures and associates.
The deferred tax category Property, plant and equipment also includes deferred tax positions in respect of investments in partnerships in the USA which are considered pass-through entities by its parent for tax purposes.
Deferred tax assets of $6,454 million (2022: $7,815 million) are recognised only to the extent it is considered probable that those assets will be recoverable. This involves an assessment of when those assets are likely to be recovered, and a judgement as to whether or not there will be sufficient taxable profits available to offset the assets. It is considered probable based on business forecasts that such taxable profits will be available. For Marketing, as well as Chemicals and Products, additional judgement is required; in some jurisdictions the assessment of forecasted taxable profits resulting in deferred tax asset recognition of $455 million (2022: $382 million) extends for an additional 10 years beyond Shell's regular 10-year planning horizon. In those situations, additional risking has been applied to the forecast of taxable profits. For Integrated Gas and Upstream, deferred tax assets recognised are expected to be recovered within the period of production of each asset. For deferred tax assets of $241 million (2022: $303 million) as at December 31, 2023, this period extends beyond 10 years.
The amount of deferred tax assets which are dependent on future taxable profits not arising from the reversal of existing deferred tax liabilities, and which relate to tax jurisdictions where Shell has suffered a loss in the current or preceding year, was $2,027 million at December 31, 2023 (2022: $4,202 million). The decrease compared with 2022 is primarily attributable to the utilisation of deferred tax assets in 2023 and a higher number of entities which have generated profit in both the current and preceding year.

Expected expiration of unused tax losses, unrecognised deductible temporary differences and tax credits

		$ million
Expected expiration	Dec 31, 2023	Dec 31, 2022
Less than one year	1,496	1,034
Between 1 and 5 years	1,475	3,257
5 years and later [A]	71,709	72,032
Total	74,680	76,323
[A]Includes unrecognised losses for Petroleum Resource Rent Tax (PRRT) in Australia which, due to the annual augmentation, increased to $46,220 million as at the end of the most recent PRRT fiscal year, June 30, 2023 (June 30, 2022: $43,832 million).
Unrecognised taxable temporary differences associated with undistributed retained earnings of investments in subsidiaries, joint ventures and associates amounted to $5,311 million at December 31, 2023 (2022: $5,521 million). These retained earnings are subject to withholding tax upon distribution.
Excluding unrecognised tax losses for PRRT, the unrecognised deductible temporary differences, unused tax losses and credits carried forward amounted to $28,460 million at December 31, 2023 (2022: $32,491 million), and included amounts of $25,489 million (2022: $28,199 million) that are subject to time limits for utilisation of five years or later, or are not time limited.